ENTITY-WIDE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Schedule of total revenues based on the country and long-lived assets

	Year ended December 31,
	2015	2014	2013
	U.S. dollars in thousands
North America, mainly USA	111,334	77,680	52,679
Japan	7,234	2,476	9,642
South Korea	16,265	3,293	801
Germany	11,229	3,237	2,220
Sweden	28,541	16,356	8,743
United Kingdom	31,402	20,404	724
EUROPE – other	6,471	3,380	1,525
Israel	20,533	12,512	1,995
APAC – other	5,790	2,706	1,304
South America	1,867	1,267	1,496
Africa	206	326	116
	240,872	143,637	81,245

	Year ended December 31,
	2015	2014	2013
	U.S. dollars in thousands
Revenues from major customers	139,975	103,713	56,941
Percent of total revenues
Customer A	31%	33%	18%
Customer B	15%	23%	34%
Customer C	12%	11%	11%